SUBSEQUENT EVENTS (Details) - HCM II ACQUISITION CORP - USD ($) $ in Millions		9 Months Ended
	Oct. 28, 2025	Sep. 30, 2025
SUBSEQUENT EVENTS
Gross proceeds		$ 292
PIPE investment		$ 50
Subsequent Event
SUBSEQUENT EVENTS
Gross proceeds	$ 292
PIPE investment	$ 50